INITIAL PUBLIC OFFERING	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
On May 27, 2021, the Company consummated its Initial Public Offering of 27,500,000 Public Shares, including 2,500,000 Public Shares as a result of the underwriters’ partial exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $275.0 million, and incurring offering costs of approximately $16.1 million, of which approximately $9.6 million was for deferred underwriting commissions.

NOTE 3. INITIAL PUBLIC OFFERING
On May 27, 2021, the Company consummated its Initial Public Offering of 27,500,000 Public Shares, including 2,500,000 Public Shares as a result of the underwriters’ partial exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $275.0 million, and incurring offering costs of approximately $16.1 million, of which approximately $9.6 million was for deferred underwriting commissions.